Financial assets at fair value through other comprehensive income - Summary of financial assets at fair value through other comprehensive income (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	€ 46,389	€ 41,116
Equity securities
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	2,562	1,885
- Debt securities
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	42,219	38,281
- Debt securities | Financial assets at FVOCI | Accumulated impairments
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	12	13
Loans and receivables
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	1,608	951
Loans and receivables | Financial assets at FVOCI | Accumulated impairments
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	€ 7	€ 8